Acquisitions and Divestitures - Additional Information (Detail) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2016 USD ($) a	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Aug. 31, 2017
Business Acquisition [Line Items]
Revenues			$ 210,769	$ 101,020	$ 159,588	$ 54,965	$ 5,685
Total operating income			$ 15,724	$ 29,278	$ 19,905	$ 7,033	$ 387
Area acquired in leasehold property | a	5,791				23,400	62,461
Cash consideration for interest acquired in leasehold property	$ 8,900				$ 49,700	$ 137,600
Effective date for acquisition	Feb. 01, 2016
Accounts Payable and Accrued Liabilities
Business Acquisition [Line Items]
Cost incurred for acquisition of acreage					$ 63,000
Linn Energy Holdings
Business Acquisition [Line Items]
Ownership percentage			50.00%
Equity units issued in acquisition			$ 1,300,000
Roan LLC | Linn Energy Holdings
Business Acquisition [Line Items]
Ownership percentage								50.00%
Cash consideration for interest acquired in leasehold property		$ 22,900
Linn Acquisition
Business Acquisition [Line Items]
Ownership percentage					50.00%
Equity units issued in acquisition					$ 1,300,000
Revenues					34,100
Total operating income					$ 26,600